Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 31, 2017 USD ($)	Dec. 31, 2022 CNY (¥) Customer	Dec. 31, 2022 USD ($) Customer	Dec. 31, 2021 CNY (¥) Customer	Dec. 31, 2021 USD ($) Customer	Dec. 31, 2020 CNY (¥) Customer	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2017
Convenience translation rate		6.8972					6.8972
Equity method investment realized gain loss		¥ 294	$ 43	¥ 483		¥ 275
Impairment of long lived assets		0		0		0
Breakage Income		26,392	3,826	14,177		11,900
Increase in deferred revenue		4,762	690	68,469		24,863
Deferred revenue recognized		66,198	9,598	34,140		27,807
Impairment loss on contract assets		35,770	5,186	14,478		3,497
Remaining performance obligation		¥ 393,803		257,601			$ 57,096
Minimum percentage of lease term on estimated remaining economic life		75.00%					75.00%
Percentage of minimum lease payments at the beginning of lease term		90.00%					90.00%
Employee benefit expenses		¥ 88,293	$ 12,801	¥ 70,036		¥ 28,232
Assets held at major financial institutions		¥ 925,268					$ 134,151
Foreign currency exchange rate, Appreciation depreciation percentage		8.20%	8.20%	2.30%	2.30%	6.30%
Convertible note receivable		¥ 5,105		¥ 0			740
Gain On Investments		105	$ 15
Reduction in deferred revenue		12,015	1,742
Accrued Liabilities and Other Liabilities		173,832		127,892			25,203
Increase Decrease In Research And Development Expenses		2,337	339	1,871		¥ 1,912
Increase Decrease In Interest Expenses		149	$ 22	100		¥ 3,000
Government Assistance [Member]
Accrued Liabilities and Other Liabilities		663		0			$ 96
Convertible Note Receivable [Member]
Convertible note receivable								¥ 5,000	$ 725
Convertible note receivable interest rate								4.00%	4.00%
Contract with Customer Asset [Member]
Increase in contract assets				634	$ 92
Fair Value, Nonrecurring [Member]
Financial assets fair value disclosure		0
Financial liabilities fair value disclosure				0
Fair Value, Recurring [Member]
Warrants outstanding		¥ 0		¥ 0
EaSuMed Holding Ltd [Member]
Equity method investment ownership percentage	20.29%
Payments to acquire equity method investments | $	$ 363
Supplier Concentration Risk [Member]
Concentration risk, Percentage		50.00%	50.00%	44.00%	44.00%	57.00%
Geographic Concentration Risk [Member] | PRC
Concentration risk, Percentage		89.00%	89.00%
Geographic Concentration Risk [Member] | Non PRC [Member]
Concentration risk, Percentage		11.00%	11.00%
Maximum [Member]
Value added tax rate										13.00%
Lease term		6 years					6 years
Minimum [Member]
Value added tax rate						6.00%
Lease term		4 months					4 months
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Number of customers | Customer		1	1	1	1	2
Concentration risk, Percentage		10.00%	10.00%	10.00%	10.00%	10.00%